Earnings Per Common Share Computation (Detail Supporting The Computation Of Basic And Diluted Earnings Per Common Share) (Details) (USD $) In Thousands, except Per Share data	3 Months Ended										12 Months Ended
	Dec. 31, 2010		Sep. 30, 2010	Jun. 30, 2010		Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Net income available for common stockholders	$ 107,325	[1]	$ 393,221	$ 340,076	[2]	$ 258,768	$ 250,659	$ 301,519	$ 281,780	$ 205,717	$ 1,099,390	$ 1,039,675	$ 647,154
Weighted average outstanding shares of common stock used to compute basic earnings per common share											167,782	167,364	167,172
Shares used to compute diluted earnings per common share											169,798	169,071	169,187
Basic earnings per common share	$ 0.64	[1]	$ 2.35	$ 2.02	[2]	$ 1.54	$ 1.49	$ 1.80	$ 1.68	$ 1.23	$ 6.55	$ 6.21	$ 3.87
Diluted earnings per common share	$ 0.63	[1]	$ 2.32	$ 2.00	[2]	$ 1.52	$ 1.48	$ 1.78	$ 1.67	$ 1.22	$ 6.47	$ 6.15	$ 3.83
Employee Stock Option [Member]
Dilutive effect of employee stock options and restricted stock awards											676	677	1,173
Restricted Stock [Member]
Dilutive effect of employee stock options and restricted stock awards											1,340	1,030	842

[1]	Includes an expense of $138.9 million ($88.0 million after tax, or $0.52 per diluted common share) associated with reserve strengthening for our closed block of long-term care policies acquired in connection with the 2007 acquisition of KMG America Corporation as more fully described in Note 18 to the consolidated financial statements.
[2]	Includes an expense of $147.5 million ($93.4 million after tax, or $0.55 per diluted common share) for the write-down of deferred acquisition costs associated with our individual major medical policies as more fully described in Note 18 to the consolidated financial statements.